Investment Strategy - Concourse Capital Focused Equity ETF	Jun. 06, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that is sub-advised by Concourse Capital Advisors, LLC (“Sub-Adviser”). Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowing for investment purposes, will be invested in equity securities. For purposes of the Fund’s 80% policy, equity securities includes common stock, preferred stock, real estate investment trusts (“REITS”), and American Depositary Receipts (“ADRs”).
While the Fund may invest in securities of any market capitalization, the Sub-Adviser expects that the Fund’s portfolio will consist primarily of mid-capitalization companies, which is defined as those companies with a market capitalization between $2 and $25 billion.
The Sub-Adviser’s investment process starts with all equity securities of companies located in the United States and Canada. The Sub-Adviser culls this initial universe using a combination of qualitative and quantitative analysis. The Sub-Adviser seeks to identify companies that appear to be, based on the Sub-Adviser’s experience and knowledge of companies and research related to industries and market trends, undervalued by the market due to a misunderstanding or overreaction to one or more temporary issues. The Sub-Adviser’s process considers a company’s valuation, quality, and the expected timing of the Sub-Adviser’s investment thesis (e.g., when the Sub-Adviser believes the market will recognize the security is mispriced).
With respect to the companies identified above, the Sub-Adviser uses a bottom up fundamental analysis, including financial modelling to establish a reasonable value for the security (i.e., intrinsic value). The Sub-Adviser focuses on the underlying financial condition and growth prospects of an individual company, including future earnings, free cash flow, and dividends. The Sub-Adviser also seeks to invest in companies with quality management teams and strong capital allocation strategies that are designed to increase a company’s efficiency and profits.
The Sub-Adviser will generally select a portfolio of 20-30 companies that the Sub-Adviser believes are high quality and will appreciate over time due to company-specific developments rather than general business conditions or market events. The Sub-Adviser uses a proprietary ranking system for the securities for which the Sub-Adviser has identified as part of the process above.
The ranking system scores the Fund’s positions relative to their quality, valuation and timing of the investment thesis. With respect to quality, the ranking system scores a number of criteria, including a company’s balance sheet, management quality, and return on equity. With respect to valuation, the ranking system considers one and three year price targets. For timing of the investment thesis, the ranking system considers recent stock price performance and evidence of momentum, among other criteria. While the rankings will guide individual position weights (e.g., weights may be increased as a company moves up in the rankings or decreased when a company moves lower in the rankings), the Sub-Adviser uses its discretion to set position weights. As a result of this process, the Fund’s top ten holdings can exceed more than 50% of the Fund’s net assets and the largest holdings may exceed 10% but not more than 25% of the portfolio.
The Sub-Adviser continuously monitors the Fund’s holdings as well as other potential investment opportunities relative to their respective investment thesis. On a monthly basis, or more frequently in the discretion of the Sub-Adviser, the Sub-Adviser will rebalance the Fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowing for investment purposes, will be invested in equity securities. For purposes of the Fund’s 80% policy, equity securities includes common stock, preferred stock, real estate investment trusts (“REITS”), and American Depositary Receipts (“ADRs”).